Land Use Rights (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land Use Rights [Line Items]
Net book amounts of land use rights						¥ 28,129,639	¥ 28,887,960
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses						946,697	946,697	¥ 946,697
Lianwai School’s [Member]
Land Use Rights [Line Items]
Net book amounts of land use rights						¥ 2,837,247	¥ 2,940,839
Forecast [Member] | Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses	¥ 946,697	¥ 946,697	¥ 946,697	¥ 946,697	¥ 946,697